UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------


                                                 THE ADVISORS' INNER CIRCLE FUND




INVESTMENT ADVISER:                                                ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                 OCTOBER 31, 2005

--------------------------------------------------------------------------------



                             ----------------------
                             J     A    P    A    N
                             Smaller Companies Fund







              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------

                                                                          Page

Manager's Discussion and Analysis of Fund Performance................        1

Schedule of Investments..............................................        4

Statement of Assets and Liabilities..................................        5

Statement of Operations..............................................        6

Statement of Changes in Net Assets...................................        7

Financial Highlights.................................................        8

Notes to Financial Statements........................................        9

Report of Independent Registered Public Accounting Firm..............       14

Trustees and Officers of The Advisors' Inner Circle Fund.............       16

Disclosure of Fund Expenses..........................................       24

Approval of Investment Advisory Agreements...........................       25

Notice to Shareholders...............................................       27

Shareholder Voting Results...........................................       28


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-335-2110; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                        MANAGER'S DISCUSSION AND ANALYSIS
                               OF FUND PERFORMANCE

INVESTMENT OBJECTIVE

The Japan Smaller Companies Fund seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of $1.5 billion or less) Japanese issuers.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                                 CALENDAR
                                  YEAR TO                 THREE       SINCE
                                   DATE      ONE YEAR     YEARS    INCEPTION*
                                   ENDED       ENDED     ENDED*     6/27/01-
                                 10/31/05    10/31/05   10/31/05    10/31/05
--------------------------------------------------------------------------------
JAPAN SMALLER COMPANIES
FUND (JSCFX)                         19.7%      26.4%       24.9%     14.3%
--------------------------------------------------------------------------------
Topix Small Cap Index
(TPXSM)                              21.3%      32.8%       32.7%     13.1%
--------------------------------------------------------------------------------
Through October 31, 2005, the fund ranks 8th out of the 37 funds in the Lipper Japanese Fund Objective universe for the 3 year period and 15th out of 41 funds for the 1 year period based on the criteria of total return.

*Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-335-2110 OR VISIT OUR WEBSITE AT WWW.JSCF.COM.

                        MANAGER'S DISCUSSION AND ANALYSIS
                         OF FUND PERFORMANCE (CONTINUED)

FUND PERFORMANCE

Japan Smaller Companies Fund had a volatile start to the year, but performed strongly during the second half of the fiscal year. Japan has been a focus of global investor interest because of improving fundamentals and also political events such as Prime Minister Koizumi's electoral success. Most of the attention has been on larger capitalization issues well known to investors. However, we remain optimistic about smaller capitalization issues, which have not received as much attention comparatively, as recent macroeconomic data suggests improvement in the domestic economy. Most of the Fund exposure is in retail, service and real estate companies, which comprise most of Japan's domestic economy.

OUTLOOK

We believe that the Japanese market, in particular, the main large capitalization market, is somewhat over-excited by immediate prospects given first the continuation of the disappointing run of economic data that began in early August and second the fact that the earnings season has not really constituted a large-scale positive surprise. On the other hand we remain able to find growth at reasonable valuations in consumption-related plays and we are more than ever convinced of the central importance of securitization to the recovery of the property market. The Fund has significant exposure to both consumption and real estate sectors in small capitalization stocks.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE FUND RETAINS A REDEMPTION FEE OF 2.00% ON REDEMPTIONS OF SHARES HELD LESS THAN 30 DAYS.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE JAPAN SMALLER COMPANIES FUND VERSUS
         THE TOPIX SMALL CAP INDEX, AND THE LIPPER JAPAN FUNDS AVERAGE.


-------------------------------
                     Annualized
 One-Year  Three-Year Inception
  Return     Return   to Date*
-------------------------------
  26.41%     24.93%    14.29%
-------------------------------

[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Japan Smaller       TOPIX Small Cap          Lipper Japan
              Companies Fund          Index(1)            Funds Average(2)
 6/27/01         $10,000              $10,000                $10,000
10/31/01           9,550                9,038                  7,949
10/31/02           9,159                7,611                  6,589
10/31/03          12,068               11,633                  8,911
10/31/04          14,128               13,401                  9,505
10/31/05          17,859               17,792                 11,899

*   Commencement of operations was June 27, 2001.
(1) The TOPIX Small Cap Index is a capitalization-weighted index designed to measure the performance of the stocks not included in the TOPIX 500 Index that are listed on the First Section of the Tokyo Stock Exchange.
(2) The Lipper Japan Funds Average represents the average performance of 41 mutual funds classified by Lipper, Inc. in the Japan category.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.
                                        3

SCHEDULE OF INVESTMENTS
October 31, 2005

JAPAN SMALLER                     Value
COMPANIES FUND           Shares   (000)
----------------------------------------

[PIE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

% of Investments (Unaudited)
Basic Materials                    2%
Information Technology             2%
Consumer Discretionary            43%
Industrials                        7%
Financials                        46%


FOREIGN COMMON STOCK (89.9%)
JAPAN (89.9%)
   BUILDING & CONSTRUCTION (2.6%)
   Nichiha             82,000 $ 1,205
   Shinnihon          106,300   1,113
                              -------
                                2,318
                              -------
   CHEMICALS (1.8%)
   Air Water          175,000   1,594
                              -------
   COMPUTERS & SERVICES (1.9%)
   Computer Engineering &
      Consulting        6,800      71
   Jastec              22,100     433
   Roland DG           45,600   1,207
                              -------
                                1,711
                              -------
   FINANCIAL SERVICES (4.0%)
   Diamond Lease       73,900   3,423
   Inter                7,300     105
                              -------
                                3,528
                              -------
   MANUFACTURING (4.2%)
   Japan Cash Machine  97,200   1,988
   Nabtesco           205,000   1,714
                              -------
                                3,702
                              -------
   REAL ESTATE (24.9%)
   Arnest One         121,400   3,391
   Azel*              506,000   1,196
   Diamond City        49,400   1,999
   Fuso Lexel          80,000     688
   Iida Home Max       80,200   1,447
   Japan General
     Estate           119,300   1,692
   Joint               24,300   1,311
   Ryowa Life Create  150,900   1,185
   Shoei               16,000     327
   Suncity                735   1,238
   Touei Housing      129,700   2,675
   Yasuragi*           51,200   1,716
   Zephyr               1,009   3,312
                              -------
                               22,177
                              -------
   REAL ESTATE INVESTMENT TRUSTS (11.1%)
   Crescendo Investment   198   1,009
   DA Office Investment   170     687
   FC Residential
     Investment           503   1,794



                         Shares/
                          Face
                         Amount  Value
                          (000)  (000)
--------------------------------------
   REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
   Fukuoka                145 $ 1,059
   Hankyu                  50     277
   Joint Investment        16      75
   Nippon Residential
     Investment           217   1,218
   Orix                   108     677
   Premier Investment     161     942
   Prospect Residential
     Investment           466   1,818
   TGR Investment         103     358
                              -------
                                9,914
                              -------
   RETAIL (39.4%)
   ABC-Mart (A)        20,800     549
   ABC-Mart            17,000     459
   Arc Land Sakamoto   85,100   1,484
   Colowide            87,400   1,222
   Daiei*              51,700   1,286
   Geo                    375   1,012
   Gigas K's Denki    163,804   4,603
   Green Cross Coa     10,880     393
   Honeys              14,400     746
   Japan                3,600      42
   Joyfull            185,900   1,850
   Kappa Create        86,050   1,590
   Link Theory Holdings   208     985
   Nishimatsuya Chain 113,000   4,273
   Nitori              47,650   3,603
   Pal                 33,360   2,078
   Point               46,500   2,865
   Right On            42,700   1,809
   St. Marc            21,400   1,076
   Sundrug             21,200   1,190
   United Arrows       36,600   1,944
                              -------
                               35,059
                              -------
   WHOLESALE (0.0%)
   IMI                  1,200      17
   Vitec                1,200       7
                              -------
                                   24
                              -------
TOTAL FOREIGN COMMON STOCK
   (Cost $68,719)              80,027
                              -------

CONVERTIBLE BONDS (B) (1.6%)
JAPAN (1.6%)
   Ryowa Life Create
     0.000%, 02/13/08  29,000     350
   Ryowa Life Create
     0.000%, 03/31/10  15,000     149
   Shoei
     0.000%, 12/30/09  67,000     926
                              -------
TOTAL CONVERTIBLE BONDS
   (Cost $1,192)                1,425
                              -------
TOTAL INVESTMENTS (91.5%)
   (Cost $69,911)             $81,452
                              =======

PERCENTAGES ARE BASED ON NET ASSETS OF $88,972,401.
* NON-INCOME PRODUCING SECURITY.
(A) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.
(B) ZERO COUPON BONDS.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
October 31, 2005



                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at Market Value (Cost $69,911)......................  $81,452
  Foreign Currency at Market Value* (Cost $8,173).................    8,011
  Receivable for Investment Securities Sold.......................      455
  Dividend and Interest Receivable................................      181
  Receivable for Fund Shares Sold.................................      112
  Prepaid Expenses................................................        7
--------------------------------------------------------------------------------
  Total Assets....................................................   90,218
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for Investment Securities Purchased.....................    1,056
  Payable due to Investment Adviser...............................       72
  Cash Overdraft..................................................       18
  Payable due to Administrator....................................       11
  Payable for Trustees' Fee.......................................        1
  Payable for Fund Shares Redeemed................................        1
  Accrued Expenses................................................       87
--------------------------------------------------------------------------------
  Total Liabilities...............................................    1,246
--------------------------------------------------------------------------------
  Net Assets......................................................  $88,972
--------------------------------------------------------------------------------
NET ASSETS:
  Portfolio Shares (unlimited authorization -- no par value)
   based on 5,949,691 outstanding shares of beneficial interest...  $69,149
  Undistributed Net Investment Income.............................       92
  Accumulated Net Realized Gain on Investments and Foreign
   Currency Transactions .........................................    8,362
  Net Unrealized Appreciation on Investments......................   11,541
  Net Unrealized Depreciation on Forward Foreign
   Currency Contracts, Foreign Currency and
   Translation of Other Assets and Liabilities
   Denominated in Foreign Currency................................     (172)
--------------------------------------------------------------------------------
  Net Assets......................................................  $88,972
--------------------------------------------------------------------------------
  Net Asset Value, Offering and Redemption Price Per Share........   $14.95
================================================================================

* Foreign currency consists of 932,202,538 Japanese Yen.





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2005

                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income.................................................  $   776
  Foreign Taxes Withheld..........................................      (56)
--------------------------------------------------------------------------------
  Total Investment Income.........................................      720
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees........................................      896
  Administration Fees.............................................      134
  Trustees' Fees..................................................        9
  Custodian Fees..................................................      139
  Transfer Agent Fees.............................................       76
  Professional Fees...............................................       60
  Registration and Filing Fees....................................       24
  Printing Fees...................................................       22
  Other Fees......................................................       35
--------------------------------------------------------------------------------
  Net Expenses....................................................    1,395
--------------------------------------------------------------------------------
  Net Investment Loss.............................................     (675)
--------------------------------------------------------------------------------
  Net Realized Gain on Investments................................    9,861
  Net Gain from Payment by Affiliate*.............................       39
  Net Realized Gain on Foreign Currency Transactions..............      193
  Net Change in Unrealized Appreciation on Investments............   12,151
  Net Change in Unrealized Depreciation on Foreign Currency
     Transactions ................................................     (817)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments.................   21,427
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations............  $20,752
================================================================================

* See Note 5 in the Notes to Financial Statements.





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                 FUND
                                                         --------------------
                                                          2005           2004
------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss ..............................    $  (675)      $  (424)
  Net Realized Gain on Investments..................      9,861         1,701
  Net Gain from Payment by Affiliate................         39            --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions ...................................        193          (119)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments..................................     12,151          (951)
  Net Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions.................       (817)          646
------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
    from Operations................................      20,752           853
------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ...........................        (449)          (54)
  Net Realized Gains ..............................      (1,560)          (31)
------------------------------------------------------------------------------
  Total Dividends and Distributions................      (2,009)          (85)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Issued ..........................................       5,360        85,393
  In Lieu of Cash Distributions ...................       1,961            85
  Redemption Fees*..................................          2            30
  Redeemed ........................................     (23,101)       (2,552)
------------------------------------------------------------------------------
  Increase/(Decrease) in Net Assets Derived from
    Capital Share Transactions ....................     (15,778)       82,956
------------------------------------------------------------------------------
  Total Increase in Net Assets ....................       2,965        83,724
------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .............................      86,007         2,283
------------------------------------------------------------------------------
  End of Period (Includes Undistributed Net Investment
   Income and Accumulated Net Investment Loss of $92
   and ($497), respectively).......................     $88,972       $86,007
==============================================================================
SHARE TRANSACTIONS:
  Issued ..........................................         420         7,091
  In Lieu of Cash Distributions ...................         165             8
  Redeemed ........................................      (1,738)         (209)
------------------------------------------------------------------------------
  Net Increase/(Decrease) in Shares Outstanding
    from Share Transactions........................      (1,153)        6,890
==============================================================================

* See Note 2 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended October 31,


                                                       JAPAN SMALLER
                                                         COMPANIES
                                                           FUND
                               ---------------------------------------------------------------
                                  11/1/04    11/1/03     11/1/02     11/1/01      6/27/01
                               TO 10/31/05 TO 10/31/04 TO 10/31/03 TO 10/31/02  TO 10/31/01(1)
----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period ........    $ 12.11    $ 10.69     $ 8.65     $ 9.55        $10.00
                                  -------    -------     ------     ------        ------
Income from Investment Operations:
   Net Investment Loss .......      (0.10)(2)  (0.11)(2)  (0.06)     (0.07)(2)     (0.02)
   Net Realized and Unrealized
   Gains (Losses) on
   Investment Transactions ...       3.22(2)    1.87(2)    2.61      (0.35)(2)     (0.43)
                                  -------    -------     ------     ------        ------
Total from Investment Operations     3.12       1.76       2.55      (0.42)        (0.45)
                                  -------    -------     ------     ------        ------
Redemption Fees ..............         --       0.01         --         --            --
                                  -------    -------     ------     ------        ------
Dividends and Distributions:
    Net Investment Income ....      (0.06)     (0.22)     (0.23)     (0.48)           --
    Net Realized Gain ........      (0.22)     (0.13)     (0.28)        --            --
                                  -------    -------     ------     ------        ------
Total Dividends and Distributions   (0.28)     (0.35)     (0.51)     (0.48)           --
                                  -------    -------     ------     ------        ------
Net Asset Value, End of Period    $ 14.95    $ 12.11     $10.69     $ 8.65        $ 9.55
                                  =======    =======     ======     ======        ======
Total Return+ ................      26.41%(3)  17.07%     31.76%     (4.09)%       (4.50)%
                                  =======    =======     ======     ======        ======
Net Assets, End of Period (000)   $88,972    $86,007     $2,283     $  737        $  380
Ratio of Expenses to
  Average Net Assets .........       1.56%      1.66%      2.00%      2.00%         2.00%
Ratio of Net Investment Loss to
  Average Net Assets .........      (0.75)%    (0.90)%    (0.74)%    (0.73)%       (0.75)%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Reimbursements) ............       1.56%      1.66%     21.06%     45.86%       113.09%
Portfolio Turnover Rate ......      63.74%     38.25%     39.41%     19.79%        31.56%

+ The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Return is for the period indicated and has not been annualized.
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.
(2) Per share calculations were performed using average shares for the period.
(3) The total return was not impacted by the payment by the affiliate (see Note
    5).


Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
October 31, 2005


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2005, the Fund had no fair valued securities.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single

October 31, 2005


     issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     The Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Fund believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Fund's administrator and requests that a meeting of the Committee be held.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:
        (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
        (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the year ended October 31, 2005.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

October 31, 2005


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During the period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially invested.

     OTHER -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the year ended October 31, 2005, there were $1,613 in redemption fees retained.


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.


5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the Fund's average daily net assets.

During the fiscal year ended October 31, 2005, the Fund was reimbursed by the Adviser, deemed as a "Payment by Affiliate" on the Statement of Operations, in the amount of $39,108. This amount represents reimbursement for brokerage commissions incurred and paid related to twenty-six cross trades conducted between the Fund and separate accounts managed by the Advisor. The reimbursement was required given that brokerage commissions may not be paid on such transactions under the terms of Rule 17a-7 of the Investment Caompany Act of 1940.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2005, are as follows
(000):

Purchases ..............  $48,689

Sales ..................   56,557

October 31, 2005


7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the current taxation of unrealized gains on non-U.S. securities determined to be passive foreign investment companies ("PFICs") and the effect of wash sales.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital and excludes unrealized amounts on foreign currency gains (losses).

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. The following permanent differences have been reclassified to/from the following accounts as of October 31, 2005 (000):

                         UNDISTRIBUTED         ACCUMULATED
                        NET INVESTMENT          REALIZED
                            INCOME                GAIN
                        --------------         -----------
                            $1,713              $(1,713)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows (000):

                         ORDINARY        LONG-TERM
                          INCOME       CAPITAL GAIN     TOTALS
                         --------      ------------     ------
2005                      $1,795           $214         $2,009
2004                          54             31             85

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                $ 4,119
Undistributed Long-Term Capital Gain           5,360
Unrealized Appreciation                       10,349
Other Temporary Differences                       (5)
                                             -------
Total Distributable Earnings                 $19,823
                                             =======

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales and the mark to market of PFICs which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2005, were as follows (000):


                  AGGREGATE GROSS     AGGREGATE GROSS
                    UNREALIZED          UNREALIZED      NET UNREALIZED
FEDERAL TAX COST   APPRECIATION        DEPRECIATION      APPRECIATION
----------------  ---------------     ---------------   --------------
    $70,931           $17,153            $(6,632)           $10,521

October 31, 2005


8.  CONCENTRATION OF RISK:

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

9.  OTHER:

At October 31, 2005, 90% of total shares outstanding were held by three shareholders of the Fund.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

As of May 31, 2004, the Fund does not permit any new investors in order to limit the size of the Fund so as not to adversely affect the Fund's investment strategy. Existing shareholders may continue to make additional investments in the Funds, and reinvest dividends and capital gain distributions.


10. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Japan Smaller Companies Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Japan Smaller Companies Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not year received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.





                                    KPMG LLP


Philadelphia, Pennsylvania
December 22, 2005

                       This page left intentionally blank.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement ofAdditional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 15, 2005.


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.



                                     16 & 17

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------


1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     18 & 19

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER       MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------


1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    20 & 21

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER        HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.



                                                          22 & 23

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 BEGINNING      ENDING                 EXPENSES
                                   ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                    VALUE        VALUE       EXPENSE    DURING
JAPAN SMALLER COMPANIES FUND       5/1/05      10/31/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                $1,000.00     $1,201.80      1.50%      $8.32
HYPOTHETICAL 5% RETURN             1,000.00      1,017.64      1.50        7.63
--------------------------------------------------------------------------------
*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)



BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, Curtis Freeze, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, Mr. Freeze provided a brief overview of the Adviser's ownership and infrastructure, including the Adviser's investment strategy and philosophy. He also stated that the Adviser intends to keep its assets under management in the $1 billion range because of the limited number of small companies in Japan in which it could invest, noting that the Fund is now closed to new investors. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and concluded that the Adviser was providing adequate services to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were reasonable. Based on the materials provided in advance of

(UNAUDITED)


the meeting and in the presentation, the Board concluded that advisory fees were reasonable given the services provided and that the Fund's performance was adequate as compared to its benchmark. In addition, the Board considered whether economies of scale were realized during the current contract period.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                          JAPAN SMALLER COMPANIES FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                LONG LONG
               (15% RATE)            ORDINARY
              CAPITAL GAIN            INCOME              TOTAL
              DISTRIBUTION         DISTRIBUTIONS      DISTRIBUTIONS
              ------------         -------------      -------------
                 10.37%               89.63%             100.00%

                                    QUALIFYING
               QUALIFYING            DIVIDEND          FOREIGN TAX
              DIVIDENDS (1)         INCOME (2)         CREDIT (3)
              -------------         ----------         -----------
                  0.00%               15.24%              3.02%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

SHAREHOLDER VOTING RESULTS (UNAUDITED)


At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                      NUMBER OF        % OF SHARES   % OF SHARES
                                        SHARES         OUTSTANDING     PRESENT
                                   -----------------   -----------   -----------
ROBERT A. NESHER
Affirmative....................    1,968,778,879.060       83.336%     99.953%
Withheld ......................          928,748.332        0.039%      0.047%
Total..........................    1,969,707,627.392       83.375%        100%

WILLIAM M. DORAN
Affirmative....................    1,968,769,215.571       83.335%     99.952%
Withheld ......................          938,411.821        0.040%      0.048%
Total..........................    1,969,707,627.392       83.375%        100%

JOHN T. COONEY
Affirmative....................    1,968,445,827.062       83.322%     99.936%
Withheld ......................        1,261,800.330        0.053%      0.064%
Total..........................    1,969,707,627.392       83.375%        100%

ROBERT A. PATTERSON
Affirmative....................    1,968,404,985.954       83.320%     99.934%
Withheld ......................        1,302,641.438        0.055%      0.066%
Total..........................    1,969,707,627.392       83.375%        100%

EUGENE B. PETERS
Affirmative....................    1,968,506,856.025       83.324%     99.939%
Withheld ......................        1,200,771.367        0.051%      0.061%
Total..........................    1,969,707,627.392       83.375%        100%

JAMES M. STOREY
Affirmative....................    1,968,556,832.006       83.326%     99.942%
Withheld......................         1,150,795.386        0.049%      0.058%
Total..........................    1,969,707,627.392       83.375%        100%

GEORGE J. SULLIVAN
Affirmative....................    1,968,795,230.525       83.337%     99.954%
Withheld ......................          912,396.867        0.038%      0.046%
Total..........................    1,969,707,627.392       83.375%        100%

BETTY L. KRIKORIAN
Affirmative....................    1,968,754,119.096       83.335%     99.952%
Withheld ......................          953,508.296        0.040%      0.048%
Total..........................    1,969,707,627.392       83.375%        100%

CHARLES E. CARLBOM
Affirmative....................    1,968,689,813.190       83.332%     99.948%
Withheld ......................        1,017,814.202        0.043%      0.052%
Total..........................    1,969,707,627.392       83.375%        100%

MITCHELL A. JOHNSON
Affirmative....................    1,968,801,283.525       83.337%     99.954%
Withheld.......................          906,343.867        0.038%      0.046%
Total..........................    1,969,707,627.392       83.375%        100%

                                      NOTES

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEIInvestments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, DC 20004

    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
    KPMG LLP
    1601 Market Street
    Philadelphia, PA


















TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
   BY TELEPHONE: Call 1-800-335-2110
   BY INTERNET: www.jscf.com
   BY MAIL: Write to us



                        The Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112


    PAM-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.